Related party transactions - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) engine	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) engine	Jun. 30, 2025 USD ($)
Related Party Transaction [Line Items]
Operating lease, lease income	$ 1,854,183	$ 1,767,638	$ 3,726,675	$ 3,563,190
SES | Related Party
Related Party Transaction [Line Items]
Operating lease, lease income	$ 75,000	$ 53,000	$ 139,000	$ 100,000
EVAL | Related Party
Related Party Transaction [Line Items]
Portfolio sale agreement, number of engines sold | engine	1		1
SES
Related Party Transaction [Line Items]
Ownership (in percentage)	50.00%		50.00%